Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 8,019,000	$ 4,901,000	$ 18,290,000
Restricted cash	1,217,000	1,167,000
Prepaid expenses and other current assets	6,506,000	793,000	658,000
Total current assets	15,742,000	6,861,000	18,948,000
Property and equipment, net	2,007,000	1,836,000	1,663,000
Restricted cash	75,000	326,000	529,000
TOTAL ASSETS	17,824,000	9,023,000	21,140,000
CURRENT LIABILITIES:
Accounts payable	3,037,000	522,000	697,000
Accrued and other current liabilities	4,595,000	2,194,000	1,826,000
Notes payable, current	23,415,000	5,678,000	365,000
Total current liabilities	31,047,000	8,394,000	2,888,000
Notes payable, non-current	2,253,000	19,000	463,000
Other non-current liabilities	3,662,000	2,258,000
Customer deposits		2,258,000	2,207,000
Derivative liabilities	248,450,000	22,911,000	11,379,000
Warrant liabilities		3,329,000	1,989,000
Total liabilities	285,412,000	36,911,000	18,926,000
COMMITMENTS AND CONTINGENCIES (NOTE 5)
Class A ordinary shares subject to possible redemption		215,583,980
REDEEMABLE CONVERTIBLE PREFERRED STOCK:
Redeemable convertible preferred stock	90,073,000	34,372,000	34,372,000
STOCKHOLDERS' DEFICIT:
Common stock, value	1,000	1,000	1,000
Common stock warrants		153,000	153,000
Additional paid-in capital	2,516,000	1,079,000	762,000
Accumulated deficit	(360,178,000)	(63,493,000)	(33,074,000)
Total stockholders' deficit	(357,661,000)	(62,260,000)	(32,158,000)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	17,824,000	9,023,000	$ 21,140,000
ACON S2 Acquisition Corp [Member]
CURRENT ASSETS:
Cash	1,177	470,073
Prepaid expenses	160,186	215,972
Total current assets	161,363	686,045
Other assets	40,741	136,991
Investments held in Trust Account	250,016,847	250,004,454
TOTAL ASSETS	250,218,951	250,827,490
CURRENT LIABILITIES:
Accounts payable	222,866
Accrued expenses	1,428,762	99,107
Accrued expenses - related party	130,000	40,000
Working capital loan - related party, at fair value	361,751
Total current liabilities	2,143,379	139,107
Deferred underwriting commissions	8,750,000	8,750,000
Derivative warrant liabilities	20,217,050	21,354,400
Total liabilities	31,110,429	30,243,507
COMMITMENTS AND CONTINGENCIES (NOTE 5)
Class A ordinary shares subject to possible redemption		250,000,000
STOCKHOLDERS' DEFICIT:
Preference shares
Additional paid-in capital	94	94
Accumulated deficit		(29,416,642)
Accumulated deficit	(30,892,197)	(29,416,736)
Total stockholders' deficit	(30,891,478)	(29,416,017)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	250,218,951	250,827,490
ACON S2 Acquisition Corp [Member] | Class A ordinary shares
CURRENT LIABILITIES:
Class A ordinary shares subject to possible redemption	250,000,000	250,000,000
STOCKHOLDERS' DEFICIT:
Common stock, value
ACON S2 Acquisition Corp [Member] | Class B ordinary shares
STOCKHOLDERS' DEFICIT:
Common stock, value	625	625
Total stockholders' deficit	$ 625	$ 625